Cash Flow Information (Tables)	6 Months Ended
Dec. 31, 2022
Cash Flow Information [Abstract]
Disclosure of Reconciliation of Net Profit Loss to Net Cash Outflow from Operating Activities

Reconciliation of net profit / (loss) to net cash outflow from operating activities:

	Six Months Ended June 30,	Restated Twelve Months Ended June 30,
	2022	2022		2021		2020
(in U.S. dollars)
Net loss	$(27,864,014)	$(51,860,307)		$(13,444,393)		$(13,430,174)
Adjustments for
Share-based compensation	5,357,063	14,680,945		4,467,986		5,066,662
Borrowing costs	44,960	46,603		566		2,234,434
Fixed assets written off	—	—		2,002,399		141,278
Loss on sale of fixed assets	33,485	—		5,048		—
Software written off	96,596	—	—	—	—	—
Loss on equity investment securities at fair value through profit or loss	—	7,937,633		—		—
Foreign exchange (gain) / loss	(1,368,856)	(5,144,766)		79,543		264,982
Non-cash termination settlement	—	—		219,178		—
Loss on redemption of loan notes	—	—		—		—
Depreciation and amortization expense	2,572,018	4,214,620		1,264,622		1,183,292
Government incentives	—	(219,557)		(36,706)		—

Change in operating assets and liabilities:
(Increase)/decrease in other trade receivables	(378,076)	(991,503)		(1,620,204)		(654,850)
(Increase)/decrease in inventories	(1,383,644)	166,178
(Increase)/decrease in other operating assets	2,432,642	(3,543,910)
Increase / (decrease) in trade creditors	1,340,692	(90,690)
(Increase)/decrease in other operating liabilities	250,563	5,575,399		974,760		519,520
Net cash outflow from operating activities	$(18,866,571)	$(29,229,355)		$(6,087,201)		$(4,674,856)

Summary of Analysis of Net Debt and Movements in Net Debt

This section sets out an analysis of net debt and the movements in net debt for each period presented.

Net debt

	December 31,	Restated June 30,
	2022	2022	2021
(in U.S. dollars)
Cash and cash equivalents	$99,039,172	$142,737,362	$102,601,252
Lease liability - repayable within one year	(353,378)	(337,637)	(308,405)
Borrowings – repayable within one year (including overdraft)	(1,085,314)	(1,016,051)	(207,995)
Lease liability - repayable after one year	(4,825,560)	(5,008,041)	(5,345,678)
Borrowings – repayable after one year	(35,077,588)	(35,947,277)	(4,494,244)
Net cash (debt)	$57,697,332	$100,428,356	$92,244,930

Cash and cash equivalents	99,039,172	142,737,362	102,601,252
Gross debt – fixed interest rates	(6,303,869)	(6,561,150)	(6,294,773)
Gross debt – variable interest rates	(35,037,971)	(35,747,856)	(4,061,549)
Net cash (debt)	$57,697,332	$100,428,356	$92,244,930

		Liabilities from financing activities
(in U.S. dollars)	Cash	Borrowings due within 1 year	Borrowings due after 1 year	Total
Net debt as of July 1, 2021	$102,601,252	$(516,400)	$(9,839,923)	$92,244,929
Cashflows	44,658,146	485,069	(32,845,110)	12,298,105
Other non-cash movements	(4,522,036)	(1,322,357)	1,729,715	(4,114,678)
Restated Net cash as of June 30, 2022	142,737,362	(1,353,688)	(40,955,318)	100,428,356
Cashflows	(45,587,951)	655,178	—	(44,932,773)
Other non-cash movements	1,889,761	(740,182)	1,052,170	2,201,749
Net cash as of December 31, 2022	$99,039,172	$(1,438,692)	$(39,903,148)	$57,697,332